Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Schedule of Revenues from the Sale and Disposables

The Company’s revenues are derived primarily from the sale of systems and disposables. Revenues from warranty and services are not material and therefore are included in revenue from systems in the following table.

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023

Systems	1,326	1,363	1,452
Disposables	2,053	1,828	1,503
Exclusive distribution agreement and other services	-	100	274
	3,379	3,291	3,229